SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Aug. 31, 2017
Office Equipment and Furniture
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years